Reinhart International PMV Fund
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 100.1%	Shares	Value
Austria - 3.2%
BAWAG Group AG	500	$50,543

Canada - 9.2%
Boyd Group Services	100	16,741
CCL Industries - Class B	400	20,523
Constellation Software	10	34,470
Dollarama	200	20,851
Element Fleet Management	1,500	30,005
Granite Real Estate Investment Trust - REIT	500	23,004
		145,594

Cayman Islands - 2.3%
Manchester United PLC - Class A (a)	2,500	36,650

China - 6.8%
China Feihe	20,000	14,443
JD Logistics (a)	30,000	53,764
NetEase - ADR	400	39,888
		108,095

France - 12.0%
Capgemini SE	200	31,057
Edenred	1,900	60,477
Elis SA	1,500	30,588
La Francaise des Jeux SAEM	1,000	38,204
LVMH Moet Hennessy Louis Vuitton SE	40	28,903
		189,229

Germany - 2.1%
CTS Eventim AG	300	32,941

Ireland - 5.3%
Bank of Ireland Group plc	4,500	53,159
ICON PLC (a)	160	30,403
		83,562

Israel - 2.8%
Sapiens International Corp. NV	1,600	44,128

Italy - 2.5%
Buzzi Unicem SpA	860	38,806

Japan - 10.1%
Horiba Ltd.	985	64,307
Mercari (a)	4,400	68,995
Sanwa Holdings Corp.	800	26,134
		159,436

Luxembourg - 2.4%
B&M European Value Retail SA	11,000	38,621

Mexico - 5.1%
Arca Continental SAB de CV	3,000	31,026
Bolsa Mexicana de Valores SAB de CV	28,000	49,723
		80,749

Netherlands - 1.6%
Euronext NV (a)	200	25,267

Portugal - 3.5%
Jeronimo Martins SGPS SA	2,600	55,992

Republic of Korea - 3.2%
Coway	900	49,833

Spain - 2.8%
Aena SME SA	200	44,277

Sweden - 2.3%
Svenska Handelsbanken AB - Class A	2,900	36,428

Taiwan - 5.0%
Silicon Motion Technology - ADR	935	52,454
Taiwan Semiconductor Manufacturing - ADR	150	27,079
		79,533

United Kingdom - 10.0%
Compass Group plc	500	17,503
ConvaTec Group plc	10,000	32,784
Endava plc - ADR (a)	1,230	29,422
London Stock Exchange Group plc	150	22,429
Nomad Foods	1,300	24,570
UNITE Group plc - REIT	3,000	31,571
		158,279

United States - 6.5%
Booking Holdings	5	25,080
Cushman & Wakefield plc (a)	2,700	32,103
Euronet Worldwide (a)	440	45,082
		102,265

Vietnam - 1.4%
Vietnam Dairy Products JSC	9,200	22,407
TOTAL COMMON STOCKS (Cost $1,414,946)		1,582,635

WARRANTS - 0.0%(b)	Contracts	Value
Canada - 0.0%(b)
Constellation Software, Expires 03/31/2040, Exercise Price $0.00 (a)(c)	20	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 1.1%		Value
Money Market Funds - 1.1%	Shares
First American Treasury Obligations Fund - Class X, 4.28% (d)	17,663	17,663
TOTAL SHORT-TERM INVESTMENTS (Cost $17,663)		17,663

TOTAL INVESTMENTS - 101.2% (Cost $1,432,609)		1,600,298
Liabilities in Excess of Other Assets - (1.2)%		(19,452)
TOTAL NET ASSETS - 100.0%		$1,580,846
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT – Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Reinhart International PMV Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$669,194	$913,441	$–	$1,582,635
Warrants	–	–	–	–	(a)
Money Market Funds	17,663	–	–	17,663
Total Investments	$686,857	$913,441	$–	$1,600,298

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.

Sector Classification as of February 28, 2025
(% of Net Assets)
Financials	$343,108	21.7%
Consumer Discretionary	287,990	18.2
Information Technology	282,917	18.0
Industrials	201,509	12.8
Consumer Staples	148,438	9.3
Communication Services	109,479	6.9
Real Estate	86,678	5.4
Health Care	63,187	4.0
Materials	59,329	3.8
Money Market Funds	17,663	1.1
Liabilities in Excess of Other Assets	(19,452)	(1.2)
	1,580,846	100.0%